Capital provision assets - Comprised in Direct and Indirect assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Capital provision assets.
Capital provision-direct assets	$ 2,887,610	$ 2,479,576
Capital provision-indirect assets	12,855	85,166
Total capital provision assets	$ 2,900,465	$ 2,564,742